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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0004
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  03/31/02
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Kurt N. Schacht
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Title:  Chief Administrative Officer
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

Kurt N. Schacht
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[Signature]

New York, NY
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[City, State]

May 8, 2002
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

       None
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Form 13F Information Table Entry Total:

       11
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Form 13F Information Table Value Total:

       $64,730 (thousands)
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
                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
CitiGroup Inc            com              172967101     1024    20681 SH       SOLE                   20681
*DTE Energy Co           com              233331107      264     5792 SH       SOLE                    5792
Delta & Pine Land Co LTD com              247357106    18985  1000800 SH       SOLE                 1000800
*Johnson & Johnsn        com              478160104      401     6174 SH       SOLE                    6174
*Pepsico Inc             com              713448108      320     6210 SH       SOLE                    6210
*Phillips Petrol Co      com              718507106      904    14400 SH       SOLE                   14400
TRW Inc                  com              872649108    25107   487800 SH       SOLE                  487800
Tyco Int'l Ltd           com              902124106    16444   508800 SH       SOLE                  508800
*Deutsche Tel ADR        adr              251566105      437    29200 SH       SOLE                   29200
*Shire Pharm ADR         adr              82481r106      513    21846 SH       SOLE                   21846
PUT Tyco Int'l APR 30    put              9021249pf      331     5088 SH       SOLE                    5088

 *Note: Investment Advisor had identical SHORT Positions in These Securities as of 03/31/2002

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